Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Loss Per Common Share
Loss allocated to preferred stock					$ 0
Incremental common stock equivalents	0	0	0	0	0	0	0